Subsequent Events (Details) - Schedule of Stockholders Equity (USD $)	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014 Number of Shares Issued [Member] Subsequent Event [Member]	Dec. 31, 2013 Number of Shares Issued [Member]	Mar. 21, 2014 Value of Common Shares [Member] Subsequent Event [Member]	Dec. 31, 2013 Value of Common Shares [Member]
Subsequent Events (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition				204,750	835,810
Common Shares for Acquisition	$ 210,893	$ 1,118,173	$ 2,357,750			$ 210,893	$ 1,118,173
Common Shares for Performance Plan				204,689	793,679
Common Shares for Performance Plan		553,360				212,877	553,360
Common Shares for Conversion of Series AA Preferred Shares				2,605,513	940,000
Common Shares for Conversion of Series AA Preferred Shares	3,414,785	470,000				1,302,757	470,000
Warrants and Options Exercised				24,167	757,864
Warrants and Options Exercised	$ 1,673,182		$ 100,000			$ 26,100